10. Stockholders' Equity (Details - Warrant activity) (Sept 2020 Note) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of warrants
Warrants outstanding, beginning balance	5,664,744	781,910	1,038,365
Warrants issued	500,000	5,450,000	0
Warrants exercised	0	0	0
Warrants forfeited	0	(567,166)	256,455
Warrants outstanding, ending balance	6,164,744	5,664,744	781,910	1,038,365
Weighted Average Exercise Price
Weighted Average Exercise Price, Warrants outstanding, beginning balance	$ 0.28	$ 1.36	$ 1.36
Weighted Average Exercise Price, Warrants issued	0.1	0.25
Weighted Average Exercise Price, Warrants exercised
Weighted Average Exercise Price, Warrants forfeited
Weighted Average Exercise Price, Warrants outstanding, ending balance	$ 0.26	$ 0.28	$ 1.36	$ 1.36
Average Remaining Contractual Term, Warrants outstanding	1 year 4 months 2 days	1 year 9 months 14 days	1 year 4 months 17 days	2 years 4 months 17 days